GMO-Usonian Japan Value Creation Fund Average Annual Total Returns		12 Months Ended	36 Months Ended	43 Months Ended	52 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class III
Prospectus [Line Items]
Average Annual Return, Percent		8.18%	4.71%
Performance Inception Date	Dec. 30, 2021
Class III | Tokyo Stock Price Index (Total Return) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.64%	2.95%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent		8.29%			7.32%
Performance Inception Date	Sep. 14, 2020
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.72%			5.12%
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.45%			5.08%
Class VI | Tokyo Stock Price Index (Total Return) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.64%			5.14%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.07%		1.78%
Performance Inception Date	Jun. 07, 2021
Class I | Tokyo Stock Price Index (Total Return) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.64%		1.71%